Document and Entity Information	Nov. 02, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	ARES ACQUISITION CORPORATION
Entity Incorporation State Country Code	E9
Entity File Number	001-39972
Entity Tax Identification Number	98-1538872
Entity Address Address Line 1	245 Park Avenue
Entity Address Address Line 2	44th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10167
City Area Code	310
Local Phone Number	201-4100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001829432
Amendment Flag	false
Units Each Consisting Of One Class A Ordinary Share 00001 Par Value And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one fifth of one redeemable warrant
Trading Symbol	AAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares Included As Part Of The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	AAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 1150 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AAC WS
Security Exchange Name	NYSE